Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenue	$ 5,333,882	$ 4,710,493	$ 3,175,979
Total cruise operating expenses	(3,114,081)	(2,851,784)	(2,152,367)
Other operating expenses
Selling and administration	(883,889)	(789,040)	(682,810)
Depreciation, amortization and impairment	(260,844)	(253,719)	(278,056)
Total other operating expenses	(1,144,733)	(1,042,759)	(960,866)
Operating income (loss)	1,075,068	815,950	62,746
River
Disclosure of operating segments [line items]
Total revenue	2,654,407	2,341,274	1,796,498
Total cruise operating expenses	(1,569,207)	(1,446,513)	(1,189,768)
Other operating expenses
Selling and administration	(439,424)	(398,791)	(371,251)
Depreciation, amortization and impairment	(97,827)	(106,983)	(159,631)
Total other operating expenses	(537,251)	(505,774)	(530,882)
Operating income (loss)	547,949	388,987	75,848
Ocean
Disclosure of operating segments [line items]
Total revenue	2,196,040	1,945,200	1,189,298
Total cruise operating expenses	(1,241,420)	(1,131,696)	(802,832)
Other operating expenses
Selling and administration	(292,843)	(266,547)	(214,927)
Depreciation, amortization and impairment	(120,678)	(108,220)	(91,140)
Total other operating expenses	(413,521)	(374,767)	(306,067)
Operating income (loss)	541,099	438,737	80,399
Other
Disclosure of operating segments [line items]
Total revenue	483,435	424,019	190,183
Total cruise operating expenses	(303,454)	(273,575)	(159,767)
Other operating expenses
Selling and administration	(151,622)	(123,702)	(96,632)
Depreciation, amortization and impairment	(42,339)	(38,516)	(27,285)
Total other operating expenses	(193,961)	(162,218)	(123,917)
Operating income (loss)	$ (13,980)	$ (11,774)	$ (93,501)